Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss Per Share
Basic weighted average shares outstanding	3,159,037,588	1,830,998,609	1,540,309,840
Dilutive weighted average shares outstanding	3,159,037,588	1,830,998,609	1,540,309,840